Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income(5)	Annual TSR(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
2024	7,830,131	8,612,920	2,305,263	2,342,805	83.12	92.73	327,129	-5.6%
2023	7,622,277	8,172,651	2,442,001	2,505,883	88.26	107.14	318,719	1.9%
2022	7,179,497	11,733,138	2,490,632	3,948,594	86.49	107.11	156,563	44.6%
2021	5,775,292	8,589,691	2,042,922	3,465,632	59.83	67.34	114,240	32.1%
2020	2,952,261	(1,262,832)	1,010,380	351,935	45.29	56.62	(742,353)	-54.7%

Company Selected Measure Name	Annual TSR
Named Executive Officers, Footnote	For 2024, 2023, 2022, 2021 and 2020, our PEO was Mr. Somasundaram.For 2024, 2023 and 2022, our non-PEO NEOs were Messrs. Fisher, Bryant, and Mahoney and Ms. Wright. For 2021, our non-PEO NEOs were Messrs. Fisher, Bryant and Mahoney and Ms. Wright, as well as Jay Nutt, who served as our Senior Vice President and Chief Financial Officer through January 2021. For 2020, our non-PEO NEOs were Messrs. Nutt and Mahoney, Ms. Wright, and Syed Raza, our Senior Vice President and Chief Digital Officer.
Peer Group Issuers, Footnote	The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our Annual Report on Form 10-K for the year ended December 31, 2024 pursuant to Item 201(e) of Regulation S-K: Philadelphia Oil Service Index (PHLX).
PEO Total Compensation Amount	$ 7,830,131	$ 7,622,277	$ 7,179,497	$ 5,775,292	$ 2,952,261
PEO Actually Paid Compensation Amount	$ 8,612,920	8,172,651	11,733,138	8,589,691	(1,262,832)
Adjustment To PEO Compensation, Footnote	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values do not materially differ from the assumptions disclosed at the time of grant. We did not report a change in pension benefit values for any of the years reflected in the table, and therefore adjustments to pension benefit values were not included in calculating “compensation actually paid” amounts reflected in these columns.In the calculation of compensation actually paid and presented in the table, the following amounts were deducted and added:

PEO	2024	2023	2022	2021	2020
Total Compensation Reported in Summary Compensation Table for the Year Indicated	7,830,131	7,622,277	7,179,497	5,775,292	2,952,261
Less, Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	(5,486,640)	(5,373,069)	(5,203,750)	(3,932,766)	(1,641,944)
Plus, Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	4,968,652	4,620,574	7,255,445	4,532,494	2,642,678
Plus, Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	1,246,950	344,365	2,281,142	942,330	(3,816,849)
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	53,827	958,505	220,805	1,272,342	(1,398,978)
Total Adjustments	782,789	550,374	4,553,641	2,814,399	(4,215,093)
	Shares withheld to satisfy withholding taxes with respect to RSUs granted in 2024 at the time such RSUs were converted into shares of Restricted Stock under the Mitigation Agreement were valued on the date of conversion and the fair value of such shares on the conversion date is shown above as awards granted and vested in 2024.
Non-PEO NEO Average Total Compensation Amount	$ 2,305,263	2,442,001	2,490,632	2,042,922	1,010,380
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,342,805	2,505,883	3,948,594	3,465,632	351,935
Adjustment to Non-PEO NEO Compensation Footnote	In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values do not materially differ from the assumptions disclosed at the time of grant. We did not report a change in pension benefit values for any of the years reflected in the table, and therefore adjustments to pension benefit values were not included in calculating “compensation actually paid” amounts reflected in these columns.

Average of Non-PEO NEOs	2024	2023	2022	2021	2020
Average Total Compensation Reported in Summary Compensation Table for the Year Indicated	2,305,263	2,442,001	2,490,632	2,042,922	1,010,380
Less, Average Grant Date Fair Value of Stock Awards Reported in the Summary Compensation Table for the Year Indicated	(1,188,758)	(1,336,536)	(1,432,023)	(1,099,468)	(383,067)
Plus, Average Year-End Fair Value of Awards Granted in the Year Indicated that were Outstanding and Unvested at Year-End of Such Year	502,537	574,677	1,002,840	633,505	303,859
Plus, Vesting Date Fair Value of Awards Granted in the Year Indicated that Vested in Such Year	271,104	—	—	—	—
Plus, Average Change in Fair Value of Awards Granted in Prior Years that were Outstanding and Unvested at Year-End (From Prior Year-End to Year-End)	69,465	69,353	251,642	230,016	(329,187)
Plus, Average Change in Fair Value of Awards Granted in Prior Years that Vested in the Year Indicated (From Prior Year-End to Vesting Date)	41,148	74,905	253,855	679,155	(149,815)
Average Total Adjustments	105,318	63,881	1,457,962	1,450,698	(658,446)
	Shares withheld to satisfy withholding taxes with respect to RSUs granted in 2024 at the time such RSUs were converted into shares of Restricted Stock under the Mitigation Agreement were valued on the date of conversion and the fair value of such shares on the conversion date is shown above as awards granted and vested in 2024.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Most Important Financial Measures Annual TSR Consolidated Adjusted EBITDA Consolidated Adjusted Free Cash Flow
Total Shareholder Return Amount	$ 83.12	88.26	86.49	59.83	45.29
Peer Group Total Shareholder Return Amount	92.73	107.14	107.11	67.34	56.62
Net Income (Loss)	$ 327,129	$ 318,719	$ 156,563	$ 114,240	$ 742,353
Company Selected Measure Amount	(5.6)	1.9	44.6	32.1	(54.7)
PEO Name	Mr. Somasundaram
Additional 402(v) Disclosure	Represents, in thousands, the amount of net income reflected in the Company’s audited financial statements for the year indicated.
Measure:: 1
Pay vs Performance Disclosure
Name	Annual TSR
Non-GAAP Measure Description	We have selected Annual TSR as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link “compensation actually paid” to our NEOs to company performance for fiscal year 2024. Annual TSR is expressed as a percentage and calculated using the following formula: (a) the sum of the closing price of the Company’s Common Stock on the last business day of the fiscal year plus dividends per share paid in that year, less (b) the closing price of the Company’s Common Stock on the last business day of the prior fiscal year, divided by (c) the closing price of the Company’s Common Stock on the last business day of the prior fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Name	Consolidated Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Consolidated Adjusted Free Cash Flow
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 782,789	$ 550,374	$ 4,553,641	$ 2,814,399	$ (4,215,093)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,968,652	4,620,574	7,255,445	4,532,494	2,642,678
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,246,950	344,365	2,281,142	942,330	(3,816,849)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,486,640)	(5,373,069)	(5,203,750)	(3,932,766)	(1,641,944)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,827	958,505	220,805	1,272,342	(1,398,978)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,318	63,881	1,457,962	1,450,698	(658,446)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	502,537	574,677	1,002,840	633,505	303,859
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	271,104	0	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,188,758)	(1,336,536)	(1,432,023)	(1,099,468)	(383,067)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,465	69,353	251,642	230,016	(329,187)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 41,148	$ 74,905	$ 253,855	$ 679,155	$ (149,815)